Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Value ETF
March 31, 2025
LGV-NPRT3-0525
1.9910059.100
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	24,131	673,737
IRELAND - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Accenture PLC Class A	19,272	6,013,635
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	137,403	4,354,301
UNITED STATES - 98.6%
Communication Services - 4.8%
Diversified Telecommunication Services - 1.5%
AT&T Inc	693,303	19,606,609
Verizon Communications Inc	265,913	12,061,814
		31,668,423
Entertainment - 1.6%
Electronic Arts Inc	25,723	3,717,488
Netflix Inc (b)	3,819	3,561,332
Playtika Holding Corp	108,601	561,467
ROBLOX Corp Class A (b)	13,350	778,172
Walt Disney Co/The	254,020	25,071,774
		33,690,233
Interactive Media & Services - 0.1%
IAC Inc Class A (b)	40,365	1,854,368
Meta Platforms Inc Class A	1,375	792,494
		2,646,862
Media - 1.3%
Comcast Corp Class A	628,088	23,176,447
News Corp Class A	112,559	3,063,856
News Corp Class B	44,676	1,356,810
Sirius XM Holdings Inc (c)	81,317	1,833,292
		29,430,405
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	26,600	7,094,486
TOTAL COMMUNICATION SERVICES		104,530,409

Consumer Discretionary - 6.8%
Automobile Components - 0.1%
BorgWarner Inc	79,765	2,285,267
Automobiles - 0.5%
Ford Motor Co	582,992	5,847,410
General Motors Co	96,550	4,540,746
		10,388,156
Broadline Retail - 0.6%
Amazon.com Inc (b)	54,696	10,406,461
eBay Inc	25,442	1,723,187
		12,129,648
Diversified Consumer Services - 0.0%
ADT Inc	263,155	2,142,082
Adtalem Global Education Inc (b)	999	100,539
		2,242,621
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (b)	33,296	3,977,540
Carnival Corp (b)	108,916	2,127,129
Darden Restaurants Inc	8,697	1,806,889
DoorDash Inc Class A (b)	50,787	9,282,341
Expedia Group Inc Class A	40,351	6,783,004
Global Business Travel Group I Class A (b)(c)	130,244	945,571
International Game Technology PLC	299,214	4,865,220
Life Time Group Holdings Inc (b)	75,688	2,285,778
McDonald's Corp	21,239	6,634,426
MGM Resorts International (b)(c)	198,046	5,870,083
Wendy's Co/The	26,830	392,523
		44,970,504
Household Durables - 1.4%
DR Horton Inc	7,391	939,618
Garmin Ltd	64,811	14,072,412
M/I Homes Inc (b)	13,941	1,591,783
Meritage Homes Corp	45,068	3,194,420
PulteGroup Inc	15,567	1,600,288
Taylor Morrison Home Corp (b)	39,148	2,350,446
Toll Brothers Inc	31,695	3,346,675
Tri Pointe Homes Inc (b)	106,871	3,411,322
		30,506,964
Specialty Retail - 2.0%
Abercrombie & Fitch Co Class A	42,519	3,247,176
Bath & Body Works Inc	148,852	4,513,193
Best Buy Co Inc	20,111	1,480,370
Carvana Co Class A (b)	51,957	10,863,170
Gap Inc/The (c)	331,829	6,838,996
Home Depot Inc/The	26,248	9,619,630
Lowe's Cos Inc	2,151	501,677
TJX Cos Inc/The	39,016	4,752,149
Urban Outfitters Inc (b)	29,426	1,541,922
		43,358,283
Textiles, Apparel & Luxury Goods - 0.1%
Carter's Inc (c)	23,718	970,066
Tapestry Inc	20,065	1,412,777
VF Corp	49,480	767,929
		3,150,772
TOTAL CONSUMER DISCRETIONARY		149,032,215

Consumer Staples - 6.3%
Beverages - 0.8%
Boston Beer Co Inc/The Class A (b)	9,283	2,217,152
Coca-Cola Co/The	10,218	731,813
Coca-Cola Consolidated Inc	325	438,749
Keurig Dr Pepper Inc	164,744	5,637,540
Molson Coors Beverage Co Class B	143,639	8,743,306
		17,768,560
Consumer Staples Distribution & Retail - 1.9%
Dollar Tree Inc (b)	1,826	137,078
Target Corp	76,088	7,940,544
US Foods Holding Corp (b)	59,865	3,918,763
Walmart Inc	332,083	29,153,567
		41,149,952
Food Products - 0.6%
Cal-Maine Foods Inc	2,915	264,974
Conagra Brands Inc	46,083	1,229,034
JM Smucker Co	28,210	3,340,346
Kraft Heinz Co/The	80,676	2,454,971
Mondelez International Inc	921	62,489
Post Holdings Inc (b)	1,733	201,651
Tyson Foods Inc Class A	93,159	5,944,476
		13,497,941
Household Products - 1.5%
Clorox Co/The	26,813	3,948,214
Kimberly-Clark Corp	14,785	2,102,723
Procter & Gamble Co/The	155,034	26,420,894
Spectrum Brands Holdings Inc	3,818	273,178
		32,745,009
Personal Care Products - 0.0%
Kenvue Inc	35,048	840,451
Tobacco - 1.5%
Altria Group Inc	63,712	3,823,994
Philip Morris International Inc	177,861	28,231,877
		32,055,871
TOTAL CONSUMER STAPLES		138,057,784

Energy - 6.8%
Energy Equipment & Services - 0.1%
Baker Hughes Co Class A	49,770	2,187,391
Oil, Gas & Consumable Fuels - 6.7%
Antero Midstream Corp	50,609	910,962
Cheniere Energy Inc	38,135	8,824,439
Chevron Corp	75,722	12,667,533
ConocoPhillips	216,468	22,733,469
Devon Energy Corp	97,653	3,652,222
Diamondback Energy Inc	20,610	3,295,127
EOG Resources Inc	66,766	8,562,072
Exxon Mobil Corp	471,615	56,089,173
Kinder Morgan Inc	526,057	15,008,406
Occidental Petroleum Corp	95,238	4,700,948
Williams Cos Inc/The	170,619	10,196,191
		146,640,542
TOTAL ENERGY		148,827,933

Financials - 23.0%
Banks - 6.8%
Bank of America Corp	606,682	25,316,840
Citigroup Inc	191,332	13,582,659
JPMorgan Chase & Co	254,859	62,516,913
PNC Financial Services Group Inc/The	68,621	12,061,513
TFS Financial Corp	15	186
United Bankshares Inc/WV	2	68
US Bancorp	81,404	3,436,877
Wells Fargo & Co	412,607	29,621,057
		146,536,113
Capital Markets - 5.3%
Bank of New York Mellon Corp/The	125,834	10,553,698
Blackrock Inc	2,824	2,672,860
Cboe Global Markets Inc	8,259	1,868,929
Charles Schwab Corp/The	254,129	19,893,218
CME Group Inc Class A	50,848	13,489,466
Coinbase Global Inc Class A (b)	4,336	746,789
Federated Hermes Inc Class B	33	1,345
Goldman Sachs Group Inc/The	20,861	11,396,156
Intercontinental Exchange Inc	73,522	12,682,545
Morgan Stanley	117,318	13,687,491
MSCI Inc	467	264,089
Raymond James Financial Inc	22,298	3,097,415
S&P Global Inc	28,681	14,572,816
SEI Investments Co	12,026	933,578
State Street Corp	29,162	2,610,874
Stifel Financial Corp	60,948	5,744,958
T Rowe Price Group Inc	24,202	2,223,438
		116,439,665
Consumer Finance - 0.8%
American Express Co	31,758	8,544,490
Capital One Financial Corp	23,644	4,239,369
Discover Financial Services	5,456	931,339
SoFi Technologies Inc Class A (b)	63,242	735,504
Synchrony Financial	56,673	3,000,269
		17,450,971
Financial Services - 6.0%
Berkshire Hathaway Inc Class B (b)	176,107	93,791,066
Block Inc Class A (b)	64,485	3,503,470
Euronet Worldwide Inc (b)	488	52,142
Fidelity National Information Services Inc	6,499	485,345
Fiserv Inc (b)	48,320	10,670,506
Global Payments Inc	16,106	1,577,100
Mastercard Inc Class A	5,932	3,251,448
MGIC Investment Corp	112,618	2,790,674
PayPal Holdings Inc (b)	204,889	13,369,007
		129,490,758
Insurance - 3.8%
Allstate Corp/The	47,167	9,766,871
American International Group Inc	49,504	4,303,878
Aon PLC	5,645	2,252,863
Arthur J Gallagher & Co	13,895	4,797,110
Cincinnati Financial Corp	1,274	188,195
CNO Financial Group Inc	18,913	787,726
Globe Life Inc	84,519	11,132,843
Loews Corp	6,407	588,867
Markel Group Inc (b)	3,108	5,810,748
Marsh & McLennan Cos Inc	85,632	20,896,778
MetLife Inc	22,519	1,808,051
Principal Financial Group Inc	47,339	3,993,991
Progressive Corp/The	22,032	6,235,276
Prudential Financial Inc	14,513	1,620,812
The Travelers Companies, Inc.	22,118	5,849,326
Unum Group	45,327	3,692,337
		83,725,672
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Rithm Capital Corp	634,618	7,266,376
TOTAL FINANCIALS		500,909,555

Health Care - 15.0%
Biotechnology - 3.4%
AbbVie Inc	123,666	25,910,501
Biogen Inc (b)	62,483	8,550,174
BioMarin Pharmaceutical Inc (b)	18,957	1,340,070
Exelixis Inc (b)	120,302	4,441,550
Gilead Sciences Inc	208,816	23,397,833
Incyte Corp (b)	151,777	9,190,097
PTC Therapeutics Inc (b)	12,476	635,777
Regeneron Pharmaceuticals Inc	1,188	753,465
		74,219,467
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	91,409	12,125,404
Becton Dickinson & Co	74,647	17,098,642
Boston Scientific Corp (b)	44,561	4,495,314
GE HealthCare Technologies Inc	38,913	3,140,668
Medtronic PLC	89,887	8,077,246
Solventum Corp (b)	35,525	2,701,320
Stryker Corp	18,155	6,758,199
		54,396,793
Health Care Providers & Services - 4.1%
Cardinal Health Inc	28,245	3,891,314
Centene Corp (b)	109,870	6,670,208
CVS Health Corp	108,684	7,363,341
Elevance Health Inc	24,147	10,502,979
Guardant Health Inc (b)	21,607	920,458
Humana Inc	25,150	6,654,690
Labcorp Holdings Inc	25,599	5,957,911
Option Care Health Inc (b)	153,755	5,373,737
Tenet Healthcare Corp (b)	5,395	725,627
UnitedHealth Group Inc	77,994	40,849,358
		88,909,623
Health Care Technology - 0.2%
Doximity Inc Class A (b)	7,976	462,847
Veeva Systems Inc Class A (b)	14,873	3,445,033
		3,907,880
Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc	23,446	2,742,713
Danaher Corp	2,307	472,935
Illumina Inc (b)	38,773	3,076,250
IQVIA Holdings Inc (b)	4,486	790,882
QIAGEN NV (United States)	1,224	49,143
Thermo Fisher Scientific Inc	35,903	17,865,333
		24,997,256
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co (c)	253,760	15,476,822
Johnson & Johnson	195,194	32,370,973
Merck & Co Inc	113,510	10,188,658
Pfizer Inc	888,023	22,502,503
		80,538,956
TOTAL HEALTH CARE		326,969,975

Industrials - 14.7%
Aerospace & Defense - 3.6%
Curtiss-Wright Corp	5,561	1,764,338
GE Aerospace	122,034	24,425,106
General Dynamics Corp	13,015	3,547,629
Lockheed Martin Corp	27,639	12,346,618
Northrop Grumman Corp	26,084	13,355,269
RTX Corp	145,024	19,209,879
Textron Inc	55,268	3,993,113
		78,641,952
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	2	205
FedEx Corp	32,626	7,953,566
		7,953,771
Building Products - 1.7%
A O Smith Corp	1,161	75,883
Allegion plc (c)	80,207	10,463,805
Carlisle Cos Inc	7,014	2,388,267
Johnson Controls International plc	120,705	9,669,678
Owens Corning	23,020	3,287,716
Trane Technologies PLC	36,163	12,184,038
		38,069,387
Commercial Services & Supplies - 1.0%
Cintas Corp	58,331	11,988,770
Republic Services Inc	30,854	7,471,605
Veralto Corp	7,398	720,935
Vestis Corp	95,004	940,540
		21,121,850
Construction & Engineering - 0.5%
EMCOR Group Inc	3,864	1,428,250
Valmont Industries Inc	31,049	8,860,453
		10,288,703
Electrical Equipment - 1.0%
Acuity Inc	8,176	2,153,150
AMETEK Inc	56,348	9,699,745
Eaton Corp PLC	25,719	6,991,196
EnerSys	23,198	2,124,472
		20,968,563
Ground Transportation - 1.4%
CSX Corp	279,143	8,215,178
Lyft Inc Class A (b)	620,861	7,369,620
Norfolk Southern Corp	9,969	2,361,158
Union Pacific Corp	55,072	13,010,209
		30,956,165
Industrial Conglomerates - 0.7%
3M Co	95,002	13,951,994
Honeywell International Inc	3,393	718,467
		14,670,461
Machinery - 3.1%
Caterpillar Inc	31,265	10,311,197
Cummins Inc	19,048	5,970,405
ESCO Technologies Inc	16,445	2,616,728
Flowserve Corp	79,028	3,859,728
Illinois Tool Works Inc	9,017	2,236,306
ITT Inc	56,089	7,244,455
Middleby Corp/The (b)	18,469	2,806,919
Mueller Water Products Inc Class A1 (c)	153,759	3,908,554
Oshkosh Corp	92,902	8,740,220
PACCAR Inc	113,904	11,090,833
Westinghouse Air Brake Technologies Corp	52,499	9,520,694
		68,306,039
Passenger Airlines - 0.1%
SkyWest Inc (b)	36,894	3,223,429
Professional Services - 1.2%
Automatic Data Processing Inc	7,221	2,206,232
Booz Allen Hamilton Holding Corp Class A	31,989	3,345,410
Leidos Holdings Inc	94,942	12,811,473
Maximus Inc	39,628	2,702,233
SS&C Technologies Holdings Inc	55,364	4,624,555
		25,689,903
Trading Companies & Distributors - 0.0%
Applied Industrial Technologies Inc	2,927	659,570
Wesco International Inc	7,391	1,147,822
		1,807,392
TOTAL INDUSTRIALS		321,697,615

Information Technology - 8.6%
Communications Equipment - 1.6%
Cisco Systems Inc	423,619	26,141,529
Extreme Networks Inc (b)	40,010	529,332
Motorola Solutions Inc	16,935	7,414,312
		34,085,173
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	26,134	1,714,129
Corning Inc	74,624	3,416,287
Itron Inc (b)	41,962	4,395,939
Keysight Technologies Inc (b)	4,335	649,253
Zebra Technologies Corp Class A (b)	30,553	8,633,056
		18,808,664
IT Services - 0.6%
IBM Corporation	35,469	8,819,722
Okta Inc Class A (b)	1,910	200,969
Twilio Inc Class A (b)	30,990	3,034,231
VeriSign Inc (b)	4,787	1,215,276
		13,270,198
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices Inc (b)	57,546	5,912,276
Analog Devices Inc	31,819	6,416,938
Applied Materials Inc	45,542	6,609,055
Broadcom Inc	12,022	2,012,843
Cirrus Logic Inc (b)	41,384	4,124,123
Intel Corp	756,662	17,183,795
KLA Corp	5,329	3,622,654
Marvell Technology Inc	12,795	787,788
NVIDIA Corp	18,207	1,973,275
Qorvo Inc (b)	52,896	3,830,199
QUALCOMM Inc	76,454	11,744,099
Skyworks Solutions Inc	31,594	2,041,920
Texas Instruments Inc	10,742	1,930,337
		68,189,302
Software - 2.0%
Adobe Inc (b)	25,696	9,855,188
Alarm.com Holdings Inc (b)(c)	73,431	4,086,435
ANSYS Inc (b)	733	232,038
Autodesk Inc (b)	6,834	1,789,141
Commvault Systems Inc (b)	4,454	702,663
DoubleVerify Holdings Inc (b)	13,158	175,922
Dropbox Inc Class A (b)	134,113	3,582,158
Dynatrace Inc (b)	57,378	2,705,373
RingCentral Inc Class A (b)	48,555	1,202,222
Roper Technologies Inc	1,973	1,163,241
Salesforce Inc	14,044	3,768,848
SolarWinds Corp	122,187	2,251,906
Tenable Holdings Inc (b)	90,350	3,160,443
Teradata Corp (b)	122,619	2,756,475
Workday Inc Class A (b)	6,477	1,512,574
Zoom Communications Inc Class A (b)	65,753	4,850,599
		43,795,226
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc	19,863	4,412,169
Hewlett Packard Enterprise Co	46,244	713,545
HP Inc	55,512	1,537,127
NetApp Inc	22,491	1,975,609
		8,638,450
TOTAL INFORMATION TECHNOLOGY		186,787,013

Materials - 3.8%
Chemicals - 2.4%
Ashland Inc	21,867	1,296,494
Axalta Coating Systems Ltd (b)	52,793	1,751,144
Balchem Corp	24,765	4,110,990
Corteva Inc	58,515	3,682,349
DuPont de Nemours Inc	135,806	10,141,992
Ecolab Inc	45,312	11,487,498
FMC Corp	19,730	832,409
International Flavors & Fragrances Inc	77,442	6,010,274
Linde PLC	24,902	11,595,367
		50,908,517
Construction Materials - 0.6%
CRH PLC	152,317	13,399,326
Containers & Packaging - 0.0%
Crown Holdings Inc	6,335	565,462
Sonoco Products Co	3	142
		565,604
Metals & Mining - 0.8%
Hecla Mining Co	226,108	1,257,160
Newmont Corp	97,920	4,727,578
Nucor Corp	40,932	4,925,757
Reliance Inc	4,409	1,273,099
Steel Dynamics Inc	35,099	4,390,183
		16,573,777
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	4,751	436,997
Magnera Corp (b)(c)	25,822	468,928
		905,925
TOTAL MATERIALS		82,353,149

Real Estate - 4.8%
Diversified REITs - 0.0%
WP Carey Inc	31,265	1,973,134
Health Care REITs - 0.9%
CareTrust REIT Inc	183,346	5,240,029
Healthpeak Properties Inc	238,250	4,817,415
Ventas Inc	59,311	4,078,224
Welltower Inc	29,449	4,511,881
		18,647,549
Industrial REITs - 0.3%
First Industrial Realty Trust Inc	72,686	3,922,137
STAG Industrial Inc Class A	97,979	3,539,001
		7,461,138
Real Estate Management & Development - 0.4%
Compass Inc Class A (b)	287,495	2,509,831
Newmark Group Inc Class A	27,081	329,576
Zillow Group Inc Class A (b)(c)	36,027	2,408,765
Zillow Group Inc Class C (b)	44,214	3,031,312
		8,279,484
Residential REITs - 0.4%
American Homes 4 Rent Class A	62,188	2,351,328
Camden Property Trust	6,822	834,331
Equity Residential	59,233	4,239,898
Invitation Homes Inc	19,658	685,081
		8,110,638
Retail REITs - 0.9%
Brixmor Property Group Inc	286,741	7,612,974
Phillips Edison & Co Inc	108,901	3,973,797
Regency Centers Corp	52,180	3,848,797
Simon Property Group Inc	25,827	4,289,348
		19,724,916
Specialized REITs - 1.9%
American Tower Corp	28,010	6,094,976
Crown Castle Inc	34,517	3,597,707
Equinix Inc	15,904	12,967,327
Gaming and Leisure Properties Inc	90,500	4,606,450
Rayonier Inc	52,657	1,468,077
VICI Properties Inc	392,827	12,814,017
		41,548,554
TOTAL REAL ESTATE		105,745,413

Utilities - 4.0%
Electric Utilities - 2.6%
American Electric Power Co Inc	3,511	383,647
Constellation Energy Corp	4,117	830,111
Duke Energy Corp	37,344	4,554,848
Edison International	75,070	4,423,124
Evergy Inc	48,446	3,340,352
Eversource Energy	14,503	900,781
Exelon Corp	226,152	10,421,084
NextEra Energy Inc	210,254	14,904,906
PG&E Corp	383,882	6,595,093
Southern Co/The	101,796	9,360,142
		55,714,088
Gas Utilities - 0.2%
MDU Resources Group Inc (c)	103,233	1,745,670
Southwest Gas Holdings Inc	38,164	2,740,175
		4,485,845
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	195,626	2,429,675
Multi-Utilities - 1.1%
Ameren Corp	15,522	1,558,409
CenterPoint Energy Inc	96,420	3,493,297
CMS Energy Corp	64,657	4,856,387
Consolidated Edison Inc	25,763	2,849,130
DTE Energy Co	32,300	4,466,121
NiSource Inc	20,643	827,578
Public Service Enterprise Group Inc (c)	12,051	991,797
Sempra	81,863	5,841,744
		24,884,463
TOTAL UTILITIES		87,514,071

TOTAL UNITED STATES		2,152,425,132
TOTAL COMMON STOCKS (Cost $2,007,088,204)		2,163,466,805

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/17/2025 (e)	4.25	910,000	908,277
US Treasury Bills 0% 4/3/2025	4.24	880,000	879,793
US Treasury Bills 0% 5/15/2025 (e)	4.26	70,000	69,638
US Treasury Bills 0% 5/22/2025 (e)	4.23	550,000	546,708
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,404,468)			2,404,416

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	15,706,930	15,710,072
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	19,349,279	19,351,214
TOTAL MONEY MARKET FUNDS (Cost $35,061,285)			35,061,286

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,044,553,957)	2,200,932,507
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(16,437,721)
NET ASSETS - 100.0%	2,184,494,786

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	86	Jun 2025	24,308,975	(145,609)	(145,609)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $940,731.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,118,597	396,222,374	423,630,899	714,242	-	-	15,710,072	15,706,930	0.0%
Fidelity Securities Lending Cash Central Fund	9,990,301	213,634,898	204,273,985	5,029	-	-	19,351,214	19,349,279	0.1%
Total	53,108,898	609,857,272	627,904,884	719,271	-	-	35,061,286

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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